Share-based payments - Movements in the weighted average exercise price of share options (Details)	12 Months Ended
Dec. 31, 2020 £ / shares
Share-based payments
Outstanding, start of period	£ 0
Granted during the period	143.28
Outstanding, end of period	£ 143.28